10 ACQUISITION OF SWISS POST IRELAND: Schedule of Consideration Payable - Swiss Post Ireland (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Consideration Payable - Swiss Post Ireland

Consideration Payable – February 5, 2015	$629,771
Accretion expense	190,000
Foreign exchange fluctuation	(84,265)
Consideration Payable – December 31, 2015	$735,506